Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
The balances and transactions with related parties are mainly due to: (i) the sale and purchase of products, (ii) the billing of administrative services, and (iii) financial loans between related parties.
Directors and employees of Petróleos Mexicanos are subject to regulations related to conflict of interest such as the Petróleos Mexicanos Law, Ley Federal de Responsabilidades Administrativas de los Servidores Públicos (Federal Law of Administrative Responsibilities of Public Officials) and the Políticas y Lineamientos Anticorrupción para Petróleos Mexicanos, sus Empresas Productivas Subsidiarias y, en su caso, Empresas Filiales (Anticorruption Policies and Guidelines for Petróleos Mexicanos, its Subsidiary Productive Companies and, where applicable, Subsidiary Companies). Under these provisions, PEMEX’s directors and employees are obligated to “recuse themselves from intervening in any way in the attention to, processing or resolution of matters in which they might have personal, family or business interest, including those where some benefit can result for themselves, their spouse, blood or affinity relatives up to the fourth degree, or civil relatives, or for third parties with which they have professional, labor or business relations, or for partners or partnerships where the public officials or the persons referred above are or have been members thereof.”
Related parties include individuals and companies that do not form part of PEMEX, but that could take advantage of being in a privileged position as a result of their relationship with PEMEX. Also included are situations in which PEMEX could take advantage of a special relationship in order to benefit its financial position or results of operations.

Main operations identified by PEMEX with this kind of directors and officers are as follows:

Ms. Emilia Esther Calleja Alor, Chief Executive Officer of CFE, was appointed member of the Board of Directors of Petróleos Mexicanos in accordance with the Article 18 Fraction V of the Ley de la Empresa Pública del Estado, Petróleos Mexicanos. CFE has executed several purchase agreements with PEMEX (in the Industrial Processes and Energy Transformation segments, which formerly constituted our Subsidiary Productive Company, Pemex Industrial Transformation). During 2025, CFE acquired the following products:

Product	2025
Heavy fuel oil	Ps.	16,543,048
Industrial diesel	12,602,898
Other	995,677
Fuel oil	315,340
Natural Gas	693,493
Freights	630
Total	Ps.	31,151,086

As of December 31, 2025, CFE owed PEMEX a total amount of Ps. 8,024,360. Invoices are payable between 16 and 60 days.
A.    Compensation of Directors and Officers
For the years ended December 31, 2025, 2024 and 2023, short-term benefits of executive officers of Petróleos Mexicanos paid or accrued in that year for services in all capacities was approximately Ps. 39,583, Ps. 39,583 and Ps. 38,060, respectively. Retirement post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2025		2024	2023
Retirement	Ps.	6,042	7,423	6,493
Post-employment	121		325	329
Long-term	1,832		1,711	1,594
	Ps.	7,995	9,459	8,416
Except in the case of the independent members, members of the Boards of Directors of Petróleos Mexicanos do not receive compensation for their services.
The compensation paid or accrued during 2025, 2024 and 2023, to the independent members of the Board of Directors of Petróleos Mexicanos was approximately Ps. 4,405, Ps. 8,213 and Ps. 8,213, respectively.
B.    Compensation and benefits
As an employee benefit, PEMEX offers salary advances to all of its eligible Petroleum Workers’ Union and non-union workers, including executive officers, pursuant to the programs set forth in the collective bargaining agreement and in the
Reglamento de Trabajo del Personal de Confianza de Petróleos Mexicanos y Empresas Productivas Subsidiarias (Employment Regulation of White-Collar Employees of Petróleos Mexicanos and Subsidiary Entities), respectively.
The salary advances, which are non-interest bearing, are offered to each eligible employee in an amount up to a maximum of four months’ salary and are repaid through salary deductions in equal installments over a period of either one or two years, as elected by the employee. Most employees take advantage of this benefit. The amount of salary advances outstanding to executive officers at December 31, 2025 and 2024 was Ps. 930 and Ps. 1,056, respectively. The amount of salary advances outstanding to executive officers at March 31, 2026 was Ps. 139.